Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Financial Instruments
The Company has the following financial instruments:

		Book value		Fair value
	L evel	December 31,		December 31,
		2019	2018 (Restated)	2019	2018 (Restated)
Assets:
Cash and cash equivalents (Note 6)	2	1,647,880	1,169,136	1,647,880	1,169,136
Trade and other receivables (Note 8)	2	1,165,866	1,069,056	1,165,866	1,069,056
Aircraft sublease receivables (Note 9) (*)	2	279,504	361,738	279,504	361,738
Short-term investments (Note 7)	2	62,009	517,423	62,009	517,423
Long term investments	3	1,397,699	1,287,781	1,397,699	1,287,781
Derivative financial instruments (*)	2	825,924	595,380	825,924	595,380

Liabilities:

Accounts payable (Note 19)	2	1,626,577	1,450,439	1,626,577	1,450,439
Loans and financing (Note 17)(*)	2	3,518,156	2,756,126	3,504,754	2,742,359
Lease liabilities (Note 1 8 ) (*)	2	12,106,621	8,919,746	12,106,621	8,919,746
Derivative financial instruments (*)	2/3	310,190	440,994	310,190	440,994

(*)	Includes current and non-current.

Schedule of Derivative Long Term Investments
The Company has the following long term financial investments evaluated at fair value:

	December 31,
	2019	2018
Bond TAP	1,236,828	1,287,781
Other investments (Note 12 ( g )(iii))	160,871	—

	1,397,699	1,287,781

Schedule of Level 3 Significant Unobservable Inputs Used in Fair Value Measurements
The significant unobservable inputs used in the fair value measurements categorised within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of
December 31, 2019 and 2018 are shown below:

Non-listed
equity investments -Level 3 financial assets

Valuation technique	Significant unobservable inputs	Rate	Sensitivity of the input to fair value (amounts in millions of reais)
Discounted cash flow method	Long-term growth rate for cash flows for subsequent years	December 31, 2019: 2.5% (December 31, 2018: 1.9%)	10bps (2018 – 10bps) increase (decrease) in the growth rate would result in an increase (decrease) in the fair value of R$24 (December 31, 2018 - R$3)

	Cost of equity	December 31, 2019: 13.6% (December 31, 2018: 12.2%)
50bps increase in cost of equity would result in a reduction in the fair value of R$18 (December 31, 2018 -

R
$
23).

50bps reduction in cost of equity would result in an increase in the fair value of R$20 (December 31, 2018 -

R
$
25).

Schedule of Level 3 Financial Assets Reconciliation
Changes in the fair value of the TAP Convertible Bonds is detailed below:

	December 31,
	2019	2018
Balance at the beginning of the period	1,287,781	835,957
Foreign currency exchange gain (loss) (*)	10,723	48,365
Interest accrual (Note 12. g .ii) (**)	30,184	29,630
Net present value of debt component (Note 12. g .ii) (**)	116,912	13,219
Fair value of call-option (Note 12. g .ii) (**)	(208,772)	360,610

Balance at the end of the period	1,236,828	1,287,781

(*)	recorded in the “Foreign currency exchange, net” in the income statements line item.
(**)	recorded in the “Result from related parties transactions, net” in the income statements line item.

Schedule of Changes In Fair Value Of Other Investments Explanatory
Changes in the fair value of other investments are detailed below:

	December 31,
	2019	2018
Balance at the beginning of the period	—	—
Acquisition	96,161	—
Fair value of other investments (*)	64,710	—

Balance at the end of the period	160,871	—

(*)	recorded in the “Result from related parties transactions, net” in the income statements line on the acquisition.

Schedule of Derivative Financial Instruments
Derivative financial instruments

	December 31, 2019		December 31, 2018
	Assets	Liabilities	Assets	Liabilities
Cash flow hedge
Interest rate swap contract	—	(7,129)	—	(9,422)
Foreign currency options	338,592	—	246,323	—
Fair value hedge
Interest rate swap contract	24,057	—	21,813	(1,732)
Derivatives not designated as hedge
Interest rate swap contract	203,636	(266,439)	93,606	(260,593)
Forward foreign currency contract	203,148	(1,135)	233,638	(74)
Heating oil forward contracts	56,491	—	—	(123,224)
Foreign currency options	—	(35,487)	—	(45,949)

	825,924	(310,190)	595,380	(440,994)

Schedule of Financial Liabilities by Maturity
The maturity of the derivative financial instruments held by the Company is as follows:

December 31, 2019	Immediate	Until 6 months	7 to 12 months	1 to 5 years	Total
Assets from derivative transactions	3,354	89,580	75,214	657,776	825,924
Liabilities from derivative transactions	(2,135)	(46,987)	(32,074)	(228,994)	(310,190)

Total financial instruments	1,219	42,593	43,140	428,782	515,734

Schedule of Positions Related to Cash Flow Hedge
The positions were:

December 31, 2019	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	40,872	LIBOR US$	Fixed rate	(7,129)
Foreign currency options	1,614,211	US$	R$	338,592

	1,655,083			331,463

December 31, 2018	Notional amount	Asset position	Liability position	Fair value
Cash flow hedge:
Loans and financing	57,805	LIBOR US$	Fixed rate	(9,422)
Foreign currency options	1,314,600	US$	R$	246,323

	1,372,405			236,901

Schedule of Changes in Other Comprehensive Loss (Cash Flow Hedge Reserve)	Changes in other comprehensive loss (cash flow hedge reserve) are detailed below:

	December 31,
	2019	2018 (Restated)	2017 (Restated)
Balance at the beginning of the period	(153,969)	(14,688)	(33,785)

Transactions settled during the period	4,389	6,444	6,435
New transactions recognized in income statement	(7,353)	(215,765)	—
Fair value adjustment	(2,328)	70,040	12,662

Balance at the end of the period	(159,261)	(153,969)	(14,688)

Schedule of Fair Value of Financial Instruments

Assets measured at fair value	December 31, 2019	Level 1	Level 2	Level 3
Financial assets at fair value
Cash and cash equivalents (Note 6)	1,647,880	—	1,647,880	—
Short-term investments	62,009	—	62,009	—
Long-term investments (b)	1,397,699	—	—	1,397,699
Interest rate swap contract - fair value hedge option (a)	24,057	—	24,057	—
Interest rate swap contract- not designated as hedge	203,636	—	203,636	—
Forward foreign currency contract	203,148	—	203,148	—
Foreign currency options	338,592	—	338,592	—
Fuel term contract	56,491	—	56,491	—

Liabilities measured at fair value	December 31, 2019	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(7,129)	—	(7,129)	—
Interest rate swap contract- not designated as hedge	(266,439)	—	(266,439)	—
Foreign currency options	(35,487)	—	(35,487)	—
Fuel term contract	(1,135)	—	(1,135)	—

Assets measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial assets at fair value
Cash and cash equivalents (Note 6)	1,169,136	—	1,169,136	—
Short-term investments	517,423	—	517,423	—
Long-term investments (b)	1,287,781	—	—	1,287,781
Interest rate swap contract - fair value option (a)	21,813	—	21,813	—
Interest rate swap contract- not designated as hedge	93,606	—	93,606	—
Forward foreign currency contract	233,638	—	233,638	—
Foreign currency options	246,323	—	246,323	—

Liabilities measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Financial liabilities at fair value
Interest rate swap contract - cash flow hedge	(9,422)	—	(9,422)	—
Interest rate swap contract - fair value option (a)	(1,732)	—	(1,732)	—
Interest rate swap contract- not designated as hedge	(260,593)	—	(260,593)	—
Foreign currency options	(45,949)	—	(45,949)	—
Forward foreign currency contract	(74)	—	(74)	—
Heating oil forward contracts	(123,224)	—	(123,224)	—

(a)	Portion of the balances consist of loans from FINAME PSI, and standard FINAME presented at their value adjusted by the hedged risk, applying fair value hedge accounting rules.
(b)
The Company calculated the fair value of the call option based on a valuation for TAP and binomial model considering the term of option, discount rate and the market volatility of publicly traded comparable airlines, calculated on a 2 years average. The resulting amount of the binomial model calculated in Euros was converted into Reais using the period-end
exchange rate. See Note
24
.